Representations and Warranties Obligations and Corporate Guarantees - Unresolved Repurchase Claims by Counterparty, net of duplicate claims (Details) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Unresolved repurchase claims, net of duplicated claims	$ 18,364	$ 22,846
Outstanding claims with review	11,900	13,800
Outstanding claims without review	4,800	7,500
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	16,748	21,276
Monolines
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	1,599	1,511
GSEs
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	$ 17	$ 59